Fair Value Measurements - Summary of Fair Value Hierarchy (Detail) - EBP 022 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		$ 920,270,423	$ 871,963,904
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		552,163,935	506,445,493
Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1]	40,128,718	63,319,850
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		592,292,653	569,765,343
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		552,163,935	506,445,493
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1]	40,128,718	63,319,850
Fair Value, Inputs, Level 1 [Member] | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[2]	0	0
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 2 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1]	0	0
Fair Value, Inputs, Level 2 [Member] | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[2]	0	0
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1]	0	0
Fair Value, Inputs, Level 3 [Member] | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[2]	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		592,292,653	569,765,343
Fair Value Measured at Net Asset Value Per Share [Member] | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[2]	$ 327,977,770	$ 302,198,561

[1]	Includes both Cabot Common ESOP Stock Fund and Cabot Common Stock Fund.
[2]	In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statement of Net Assets Available for Benefits.